ORGANIZATION - Information on Variable Interest Entities (Details) - Loto Interactive $ / shares in Units, $ in Thousands, $ in Thousands					3 Months Ended
	Mar. 15, 2023	Jul. 12, 2022	Jun. 18, 2021 HKD ($)	Jun. 18, 2021 USD ($)	Mar. 31, 2021 HKD ($) $ / shares	Mar. 31, 2021 USD ($)
Price per share for business combination					$ 0.62
Total consideration paid			$ 26,224	$ 3,378	$ 105,000	$ 13,503
Sale and purchase agreement
Percentage of equity interest acquired		51.00%
Decrease of ownership interest percentage	8.79%	8.79%